PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net consist of the following:

	December 31,
	2022	2021

Cost:

Computers and software	$6,586	$5,623
Office furniture and equipment	1,152	608
Electronic and lab equipment	14,970	11,178
Leasehold improvements	17,500	4,633

	40,208	22,042

Accumulated depreciation	9,719	7,540

	$30,489	$14,502

b.	Depreciation expenses for the years ended December 31, 2022, 2021 and 2020, amounted to $7,110, $3,361 and $2,165, respectively.